REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE

27.	REVENUE

Revenues are measured at the fair value of the consideration received or to be received and are recognized on a monthly basis as and when: (i) Rights and obligations of the contract with the customer are identified; (ii) the performance obligation of the contract is identified; (iii) the price for each transaction has been determined; (iv) the transaction price has been allocated to the performance obligations defined in the contract; and (v) the performance obligations have been complied.

	2022	2021	2020
Revenue from supply of energy (a)	30,158	29,619	26,432
Revenue from use of the electricity distribution systems (TUSD)	3,685	3,448	3,022
CVA and Other financial components (b)	(1,147)	2,146	455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (1)	2,360	1,317	266
Transmission revenue
Transmission operation and maintenance revenue (c)	413	355	280
Transmission construction revenue (c)	407	252	201
Interest revenue arising from the financing component in the transmission contract asset (c) (Note 15)	575	660	438
Generation indemnity revenue (Note 14.1)	47	-	-
Distribution construction revenue	3,246	1,852	1,436
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	39	54	16
Revenue on financial updating of the Concession Grant Fee (e)	467	523	347
Transactions in energy on the CCEE (f)	183	1,157	154
Mechanism for the sale of surplus (g)	453	453	234
Supply of gas	4,529	3,470	2,011
Fine for violation of service continuity indicator	(94)	(70)	(51)
Advances for services provided (2)	-	154	-
PIS/Pasep and Cofins credits to be refunded to consumers	(830)	-	-
Other operating revenues (h)	2,658	1,935	1,709
Deductions on revenue (i)	(12,686)	(13,679)	(11,722)
Net revenue	34,463	33,646	25,228

(1)	For more information, see Note 9a.
(2)	Refers to the negotiation with free consumers that resulted in the anticipation of revenue related to the provision of commercialization services by the subsidiary ESCEE.

a)	Revenue from energy supply

	GWh (information not audited)			R$
	2022	2021	2020	2022	2021	2020
Residential	11,217	11,186	10,981	10,133	11,124	9,875
Industrial	18,204	16,361	12,731	5,991	5,275	4,171
Commercial, services and others	8,957	8,334	8,571	6,155	5,520	4,979
Rural	3,093	3,975	3,766	2,050	2,566	2,190
Public authorities	856	729	714	660	583	522
Public lighting	1,138	1,226	1,243	535	718	550
Public services	1,400	1,418	1,362	841	879	722
Subtotal	44,865	43,229	39,368	26,365	26,665	23,009
Own consumption	31	33	34	-	-	-
Unbilled revenue	-	-	-	(189)	(14)	9
	44,896	43,262	39,402	26,176	26,651	23,018
Wholesale supply to other concession holders (1)	16,777	10,825	13,907	3,894	3,023	3,363
Wholesale supply unbilled, net	-	-	-	88	(55)	51
Total	61,673	54,087	53,309	30,158	29,619	26,432

(1)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b)	The CVA account, and Other financial components

The results from variations in the CVA account (Parcel A Costs Variation Compensation Account), and in Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary CEMIG D and the cost actually incurred. The amounts recognized arise from balances recorded in the current year, homologated or to be homologated in tariff adjustment processes. For more information please see Note 14.

On November 8, 2022, ANEEL issued Normative Resolution No. 1,046, which regulated, among other aspects, the limits of transfer of energy overcontracting, voluntary exposure and the results of the Surplus Sale Mechanism (Mecanismo de Venda de Excedentes, or ‘MVE’). It was regulated how any gains earned under the MVE should be shared with the consumer, and how any losses should be fully assumed by the Distributor. In this scenario, the Company recorded a gain of R$225 for the years 2020, 2021 and until November 2022. This value already considers the sharing with consumers of the total difference between the month-to-month Spot Price (‘PLD’) and the value of the energy sold in the MVE, adjusted by Selic.

c)	Transmission concession revenue

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2022	2021	2020
Construction and upgrades revenue	407	252	201
Construction and upgrades costs	(291)	(183)	(147)
Margin	116	69	54
Mark-up (%)	39.86%	37.40%	36.73%
Operation and maintenance revenue	413	355	279
Operation and maintenance cost	(287)	(235)	(223)
Margin	126	120	56
Mark-up (%)	43.90%	50.88%	25.11%

d)	Adjustment to expected cash flow from financial assets on residual value of infrastructure asses of distribution concessions

Income from monetary updating of the Regulatory Remuneration Asset Base.

e)	Revenue on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inflation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015. See Note 14.

f)	Energy transactions on the CCEE (Power Trading Chamber)

The revenue from transactions made through the Power Trading Chamber (Câmara de Comercialização de Energia Elétrica, or ‘CCEE’) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

g)	Mechanism for the sale of energy surplus

The revenue from the surplus sale mechanism (Mecanismo de Venda de Excedentes – ‘MVE’) refers to the sale of power surpluses by distributor agents. This mechanism is an instrument regulated by ANEEL enabling distributors to sell over contracted supply - the energy amount that exceeds the quantity required to supply captive customers.

h)	Other operating revenues

	2022	2021	2020
Charged service	19	17	11
Services rendered	66	53	139
Low-income subsidy	321	269	292
Subsidies (1)	1,684	1,323	1,103
Rental and leasing (2)	493	211	164
Contractual indemnities	-	27	-
Other	75	35	-
Total	2,658	1,935	1,709

(1)	Includes the revenue recognized as a result of the subsidies incident on the tariffs applicable to users of the public electricity power distribution service, in the amount of R$936 in 2022 (R$986 in 2021), which includes load subsidies of encouraged source, rural, night irrigators, generation of encouraged source and public service; the revenue from tariff flags, in the amount of R$290 in 2022 (R$108 in 2021), recognized as a result of the credit position acquired by the Company in CCRBT; the reversal of revenue recognized as a result of subsidies related to the Program of Incentives to the Voluntary Reduction of Electric Energy Consumption, in the amount of R$5 in 2022 (revenue of R$205 in 2021) and R$432 in 2022 referring to the amounts contributed by Eletrobras or its subsidiaries under CNPE Resolution no. 15/2021, transferred to the electric energy distribution concessionaires and permissionaires.
(2)	Includes the amount of R$187 related to the Debt Acknowledgment Agreement (TARD) signed with a large customer in June 2022, for the use of infrastructure (poles) during the period from January 2019 to May 2022. This amount and its respective monetary correction in the amount of R$10 were received in four monthly and successive installments, starting in July 2022.

i)	Deductions on revenue

	2022	2021	2020
Taxes on revenue
ICMS (1)	4,892	6,993	6,098
Cofins	2,948	2,842	2,214
PIS/Pasep	643	618	481
Others	5	11	5
	8,488	10,464	8,798
Charges to the customer
Global Reversion Reserve (RGR)	14	15	16
Energy Efficiency Program (PEE)	69	74	73
	2022	2021	2020
Energy Development Account (CDE)	4,057	2,658	2,443
Research and Development (R&D)	35	34	43
National Scientific and Technological Development Fund (FNDCT)	49	55	43
Energy System Expansion Research (EPE of MME)	25	27	21
Customer charges - Proinfa alternative sources program	77	66	39
Energy services inspection fee	33	35	35
Royalties for use of water resources	54	37	62
Customer charges - the ‘Flag Tariff’ system	(252)	162	149
CDE on R&D	15	21	-
CDE on PEE	22	31	-
	4,198	3,215	2,924
Total	12,686	13,679	11,722
(1)	On June 23, 2022, Supplementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Supplementary Law no. 87/96 (Kandir Law), classifying electric power, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric power transactions.

In February 2023, an injunction was issued in Direct Unconstitutionality Action (ADI) no. 7,195, which determined the suspension of the effects of art. 3, X, of Supplementary Law no. 87/96, with wording given by Supplementary Law no. 194/2022, which excluded transmission and distribution services and sectorial charges linked to electricity operations from the ICMS tax base. With this, CEMIG adjusted ICMS calculation in light of the decision and is awaiting the definitive judgment on the merits, still pending in the Federal Supreme Court.

Accounting policy

Revenue recognition

In general, for the Company’ business in the energy sector, gas and others, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed. In the case of the distribution concession contract, the unbilled revenue is estimated based on the volume of energy consumed and unbilled in the period. The supply is billed in monthly basis in accordance with the metering calendar in accordance with the sector's regulations.

Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period in which the services are provided. Unbilled retail supply of energy, from the period between the last measured consumption, according to the schedules specified in the concession regulation, and the end of each month is estimated based on the billing from the previous month or the contractual amount. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

The ‘Parcel A’ revenue and other financial components in tariff adjustments are recognized in the Statement of income when the energy acquisition costs effectively incurred are different from those considered by the Grantor in the energy distribution tariff.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Revenues from supply of gas are recorded when the delivery has taken place, based on the volume measured and billed. The billing is carried out monthly. In addition, unbilled supply of gas, from the period between the last billing and the end of each month, is estimated based on the volume of gas delivered but not yet billed. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant and are recorded in the following month.

Revenues from transmission concession services are recognized in the income monthly and include:

•	Construction revenue corresponds to the performance obligation to build the transmission infrastructure, recognized based on the satisfaction of obligation performance over time. They are measured based on the cost incurred, including PIS/Pasep and Cofins taxes over the total revenues and the income margin of the project.
•	Operation and maintenance revenue corresponds to the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase. They are recognized when the services are rendered and the invoices for the RAPs are issued.
•	Financial revenue related to financing component of transmission: corresponds to the significant financing component in the contract asset and is recognized by the effective interest rate method based on the rate determined at the start of the investments, which is not subsequently changed. The average of the implicit rates is 6.86%. The rates are determined for each authorization and are applied on the amount to be received (future cash flow) over the contract duration. This includes financial updating by the inflation index specified for each transmission contract.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

The income margin on operation and maintenance of transmission infrastructure is determined based on the individual sale price of the service, based on available information costs incurred for the provision of services of operation and maintenance, on the value of the consideration that the entity expects to have the right, in exchange for the services promised to the client, in cases where the Company’s transmission subsidiaries have the right, separately, to the remuneration for the activity of operation and maintenance, as per IFRS 15 - Revenue from contracts with clients.

The Resolution ANEEL 729/2016 regulates the Variable Portion (‘Parcela Variável’ or ‘PV’), which is the pecuniary penalty applied by the grantor as a result of any unavailability’s or operational restrictions on facilities that are part of the National Grid and the surcharge corresponding to the pecuniary bonuses provided to concessionaries as an incentive to improve the transmissions facilities availability. The Company assessed the PV effects, based on historical data, and concluded that the variable consideration arising from the PV estimated is not material. Therefore, for both situations described, it is recognized as an adjustment to revenue, either as an increase in or a reduction of operation and maintenance revenue, when it occurs.

Government subsidies

The subsidiaries CEMIG D e GT receive amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service - TUSD and EUST (charges for use of the transmission system). These amounts are recognized in the Statement of income in a monthly basis as those subsidiaries acquire the right of receive them.

Sales tax

Expenses and non-current assets acquired are recognized net of the amount of sales taxes when they are recoverable from the taxation authority.